Recurring Fair Value Measurements, Changes in Fair Value of Warrant Liabilities (FY) (Details) - Level 3 [Member] - USD ($)		3 Months Ended			10 Months Ended	12 Months Ended
		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period		$ 784,000	$ 560,000	$ 560,000	$ 0	$ 5,824,000
Initial fair value of the warrants					16,571,000
Public Warrants reclassified to level 1	[1]				(5,980,000)
Change in fair value		112,000	224,000	0	$ (4,767,000)	$ (5,264,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Change in fair value of warrant liabilities	Change in fair value of warrant liabilities
Fair value, end of period		$ 896,000	$ 784,000	$ 560,000	$ 5,824,000	$ 560,000

[1]	Assumes the Public Warrants were reclassified on December 31, 2021.